CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (2,739,681)	$ 135,100	$ (556,655)	$ (344,487)
Adjustments to reconcile net income (loss) to net cash:
Depreciation and amortization	38,953	26,139	69,564	29,922
Allowances and refunds	1,325,265	0	0	0
Profit on sale of the investments	(9,600)	0	0	0
Value of securities received for services	(98,532)	0	0	0
Unrealized gain on marketable securities held for resale	(26,511)	0	0	0
Gain on sale of property and equipment	0	0	(20,682)	0
Changes in operating assets and liabilities
Accounts receivable	(270,963)	353,306	3,400	(2,052,000)
Loan receivable	0	(55,000)	0	0
Inventories	(275,857)	(909,619)	(684,648)	(316,254)
Prepaid expenses and other assets	(213,261)	(149,584)	(36,725)	0
Accounts payable and accrued expenses	193,384	186,494	(243,458)	190,668
Taxes payable	0	90,060	0	0
Customer deposits	269,352	0	0	0
Deferred revenue	0	(537,479)	0	0
Deferred revenue and customer deposits	0	0	(1,464,193)	1,608,280
Net cash used in operating activities	(1,807,451)	(860,583)	(2,933,397)	(883,871)
Cash flows from investing activities
Recipts on (issuance of) note receivable	(40,000)	0	(115,000)	104,650
Purchase of property and equipment, net	(28,818)	(193,593)	(134,451)	0
Purchase of intangible assets	(166,184)	0	0	0
Advances for investments	0	(1,200,000)	(1,250,000)	0
Net cash used in investing activities	(235,002)	(1,393,593)	(1,499,451)	104,650
Cash flows from financing activities
Receipts on advances to officer	0	0	0	177,050
Related party notes payable, net	404,880	(869,038)	(746,285)	744,038
Payments on long term loan	0	(58,137)	(16,307)	(15,771)
Short term loan, net	76,738	0	0	0
Issuance of (payments on) notes payable	(75,000)	0	(150,000)	50,000
Dividends paid to subsidiary's shareholders	0	0	0	(49,965)
Proceeds from issuance of common stock, net	2,442,859	2,537,015	4,486,541	858,415
Net cash provided by financing activities	2,849,477	1,609,840	3,573,949	1,763,767
Net increase in cash	807,024	(644,336)	(858,899)	984,546
Cash, beginning of period	168,003	1,026,902	1,026,902	42,356
Cash, end of period	975,027	382,566	168,003	1,026,902
Supplemental disclosures of cash flow information:
Cash paid for interest	2,872	6,731	2,106	4,975
Cash paid for income taxes	0	9,068	10,851	59,141
Non- cash transactions:
Marketable securities received for accounts receivable	0	0	184,800	0
Liabilities assumed for Vaporfection International, Inc.	0	469,000	73,739	0
Debt repayments	0	0	53,500	0
Cancellation of preferred stock	0	0	3,000	0
Common stock warrants issued for Vaporfection International, Inc.	0	1,166,000	1,166,000	0
Stock Issued for Accounts Payable [Member]
Non- cash transactions:
Common stock issued	0	0	119,536	0
Stock Issued for Related Party Notes Payable [Member]
Non- cash transactions:
Common stock issued	0	0	0	125,000
PVM International Inc. (PVMI) [Member]
Non- cash transactions:
Common stock issued	$ 0	$ 0	$ 0	$ 2,000